Pension and Postretirement Benefits - Weighted Average Assumptions used to Determine Net Periodic Benefit Obligations and Net Periodic Benefit Cost (Detail)	Dec. 31, 2016	Dec. 31, 2015
Domestic Plans [Member]
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	4.10%	4.20%
TCN Plan [Member]
Weighted average assumptions used to determine net periodic benefit obligations at December 31:
Discount rate	4.10%	4.00%